Pension and Postretirement Benefits - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans [Member] | Russia Entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	7.90%	7.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	7.00%	8.00%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Rate of compensation increase	6.58%	6.88%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	6.88%	6.88%
Pension Plans [Member] | German Entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	3.20%	3.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	3.00%	5.14%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Rate of compensation increase	4.00%	4.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	4.00%	4.00%
Pension Plans [Member] | Austria Entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	3.50%	3.75%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	3.75%	4.75%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Expected return on plan assets	3.75%	4.75%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Expected return on plan assets	3.50%	3.75%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Rate of compensation increase	3.50%	3.50%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	3.50%	3.50%
Other Postretirement Benefit Obligations [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	5.37%	4.48%
Expected return on plan assets
Healthcare cost trend rate	8.50%	9.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	6	7
Other Postretirement Benefit Costs [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	4.48%	5.20%
Healthcare cost trend rate	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	8	9